Note 24 - Employee Benefits - Weighted Principal Assumptions (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Actuarial assumption of medical cost trend rates [member]
Statement Line Items [Line Items]
Change in assumption, percentage	1.00%
Increase in assumption	R$ (114.7)	R$ (139.4)	R$ (47.0)
Decrease in assumption	R$ 98.6	118.6	40.2
Actuarial assumption of discount rates [member]
Statement Line Items [Line Items]
Change in assumption, percentage	0.50%
Increase in assumption	R$ 442.0	461.0	211.9
Decrease in assumption	R$ (470.3)	(492.6)	(225.6)
Actuarial assumption of expected rates of salary increases [member]
Statement Line Items [Line Items]
Change in assumption, percentage	0.50%
Increase in assumption	R$ (19.8)	(24.3)	(5.4)
Decrease in assumption	18.6	23.3	5.1
Actuarial assumption of life expectancy after retirement [member]
Statement Line Items [Line Items]
Increase in assumption	(287.6)	(295.6)	(129.5)
Decrease in assumption	R$ 279.5	R$ 287.1	R$ 125.9
Change in assumption, year	1